GREEN CENTURY FUNDS
                         Supplement dated July 7, 1997
                   to the Prospectus Dated September 11, 1995
                       (as Supplemented October 31, 1996)

CHANGE IN SUB-ADMINISTRATOR. Effective July 7, 1997, Sunstone Financial Group, Inc. ("Sunstone") replaced Signature Broker-Dealer Services, Inc.
("Signature") as the sub-administrator of the Funds. As sub-administrator, Sunstone is responsible for conducting certain administrative services (which include clerical, regulatory and other services) for the Funds subject to the supervision and direction of Green Century Capital Management, Inc., the Funds' administrator ("Administrator"). Sunstone receives a fee from the Administrator for its administrative services on behalf of the Administrator. Sunstone does not act or serve in any capacity with respect to the Index Portfolio.

CHANGE IN DISTRIBUTOR. Effective July 7, 1997, Sunstone Distribution Services, LLC ("Sunstone Distribution Services"), an affiliate of Sunstone, replaced Signature as the distributor of the Funds. Sunstone Distribution Services, as the distributor of the Funds, acts as the agent of each Fund in connection with the offering of shares of the Funds.

Sunstone Financial Group, Inc. and its affiliates provide administration, transfer agent and/or distribution services to 17 fund families representing over $9 billion in assets.



                              GREEN CENTURY FUNDS
                         Supplement dated July 7, 1997
       to the Statement of Additional Information Dated October 31, 1996

CHANGE IN SUB-ADMINISTRATOR. Effective July 7, 1997, Sunstone Financial Group, Inc. ("Sunstone") replaced Signature Broker-Dealer Services, Inc.
("Signature") as the sub-administrator of the Funds. As sub-administrator, Sunstone is responsible for conducting certain administrative services (which include clerical, regulatory and other services) for the Funds subject to the supervision and direction of Green Century Capital Management, Inc., the Funds' administrator ("Administrator"). Sunstone receives a fee from the Administrator for its administrative services on behalf of the Administrator. Sunstone does not act or serve in any capacity with respect to the Index Portfolio.

CHANGE IN DISTRIBUTOR. Effective July 7, 1997, Sunstone Distribution Services, LLC ("Sunstone Distribution Services"), an affiliate of Sunstone, replaced Signature as the distributor of the Funds. Sunstone Distribution Services, as the distributor of the Funds, acts as the agent of each Fund in connection with the offering of shares of the Funds.

Sunstone Financial Group, Inc. and its affiliates provide administration, transfer agent and/or distribution services to 17 fund families representing over $9 billion in assets.